SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Diversified Alpha Fund
Small Cap Fund
Small/Mid Cap Equity Fund

Supplement Dated December 22, 2010 to the
Class A Shares Prospectus Dated September 30, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Large Cap Diversified Alpha, Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
WestEnd Advisors LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

In addition, in the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Large Cap Diversified Alpha Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Diversified Alpha Fund, the text relating to Analytic Investors, Inc. and Quantitative Management Associates LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
WestEnd Advisors LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

In addition, in the sub-section entitled "Large Cap Diversified Alpha Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Analytic Investors, Inc. and Quantitative Management Associates LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Large Cap Diversified Alpha Fund.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small/Mid Cap Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small/Mid Cap Equity Fund, the following are hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius, CFA	Since 2010 Since 2010	Portfolio Manager, Analyst Portfolio Manager, Analyst

Robeco Investment Management, Inc.	Richard Shuster, CFA Greg Weiss	Since 2010 Since 2010	Senior Portfolio Manager Portfolio Manager

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small/Mid Cap Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Allianz Global Investors Capital, LLC: Allianz Global Investors Capital, LLC (AGI Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. Michael Corelli and Eric Sartorius, CFA, are responsible for the day-to-day management and investment decisions made with respect to the Small/Mid Cap Equity Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President, joined via a predecessor affiliate in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco) is located at 909 Third Avenue, New York, New York 10022. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small/Mid Cap Equity Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small/Mid Cap Equity Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small/Mid Cap Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-708 (12/10)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Diversified Alpha Fund
Small Cap Fund
Small/Mid Cap Equity Fund

Supplement Dated December 22, 2010
to the Statement of Additional Information ("SAI") Dated September 30, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the sub-advisers and portfolio managers of the Large Cap, Large Cap Diversified Alpha, Small Cap and Small/Mid Cap Equity Funds.

Change in Sub-Advisers for the Large Cap and Large Cap Diversified Alpha Funds

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to Analytic Investors, Inc.'s and Quantitative Management Associates LLC's management of the Large Cap Diversified Alpha Fund are hereby deleted, and the following paragraph is hereby added in the appropriate alphabetical order thereof:

WESTEND ADVISORS LLC—WestEnd Advisors LLC (WestEnd) serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Diversified Alpha Funds. WestEnd, founded in 2004, is an independent investment advisory firm structured as a limited liability corporation (LLC). WestEnd is 100% owned by employees.

In addition, in the sub-section entitled "Portfolio Management," all references to Analytic Investors, Inc.'s and Quantitative Management Associates LLC's management of the Large Cap Diversified Alpha Fund are hereby deleted, and, under the same section, the following text is hereby added in the appropriate alphabetical order thereof:

WestEnd

Compensation. Key personnel are provided with competitive compensation including salaries, bonuses and equity participation. Our compensation program supports retention, and our corporate culture fosters teamwork, as well as the means for excellence to be recognized and rewarded. No conflicts are present that may impede management of the SEI funds and other accounts.

Ownership of Fund Shares. As of the end of the Large Cap and Large Cap Diversified Alpha Funds' most recently completed fiscal year, WestEnd's portfolio managers did not beneficially own any shares of the Large Cap or Large Cap Diversified Alpha Funds.

Other Accounts. As of October 31, 2010, in addition to the Large Cap and Large Cap Diversified Alpha Funds, WestEnd's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets	Number of Accounts		Total Assets
Robert L. Pharr	0		$0		1		$11.9 million	793		$1.03 billion
	0	*	$0	*	0	*	$0*	0	*	$0*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests.

WestEnd's portfolio manager manages other accounts with similar objectives as the Large Cap and Large Cap Diversified Alpha Funds, which may give rise to potential conflicts of interest. WestEnd does not believe these conflicts are material. To the extent that conflicts arise that are material, WestEnd believes its policies and procedures are designed to effectively manage those conflicts in an appropriate way.

For each investment strategy offered, investment decisions are made at the product level. All accounts in a particular strategy hold the same securities in the same relative quantities. Any changes to the model are executed across all accounts in the strategy at or around the same time (subject to WestEnd's trading procedures), provided client-imposed restrictions do not require exclusion.

A potential conflict of interest may exist as a result of WestEnd's portfolio managers managing the Large Cap and Large Cap Diversified Alpha Funds along with Other Accounts which, in theory, may allow the portfolio managers to allocate investment opportunities in a way that favors the Other Accounts over the Large Cap and Large Cap Diversified Alpha Funds. Notwithstanding this theoretical conflict of interest, it is WestEnd's policy to manage each account based on its investment objectives and restrictions. WestEnd has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis and in a manner consistent with each account's investment objectives and restrictions.

There are no other changes in the portfolio management of the Large Cap and Large Cap Diversified Alpha Funds.

Change in Sub-Advisers for the Small Cap and Small/Mid Cap Equity Funds

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WILLIAM BLAIR & COMPANY, LLC—William Blair & Company, LLC (William Blair) serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small/Mid Cap Equity Funds. William Blair, founded in 1935, is a limited liability company, 100% owned by its employees. The legal structure is a limited liability company 100% owned by WBC Holdings, L.P., a limited partnership.

In the same sub-section, the paragraphs relating to Allianz Global Investors Capital LLC and Robeco Investment Management, Inc. are respectively replaced with the following:

ALLIANZ GLOBAL INVESTORS CAPITAL, LLC—Allianz Global Investors Capital, LLC (AGI Capital) serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small/Mid Cap Equity Funds. AGI Capital, a Delaware limited liability company, was founded in 2009 and is a wholly-owned subsidiary of Allianz Global Investors of America LP. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Global Investors of America LP. Allianz Global Investors Capital was formed from the integration of three affiliates, NFJ Investment Group ("NFJ"), Nicholas-Applegate Capital Management ("Nicholas-Applegate) and Oppenheimer Capital ("OpCap"). In June 2008, NFJ, Nicholas-Applegate and OpCap began working more closely across non-investment management functions, including business development, client service, operations, technology and legal/compliance. In March 2010, the holding company that includes these three firms adopted the name Allianz Global Investors Capital. In July 2010, all employees of Nicholas-Applegate and OpCap became employees of AGI Capital, and the transition of management of client assets from Nicholas-Applegate and OpCap to AGI Capital was initiated. AGI Capital provides oversight with respect to the investment management services provided by NFJ, as well as non-investment functions including marketing, operations, technology, legal/compliance and client service. AGI Capital and NFJ are SEC-registered investment advisors.

ROBECO INVESTMENT MANAGEMENT, INC.—Robeco Investment Management, Inc. (Robeco) serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small/Mid Cap Equity Funds. Robeco is a wholly-owned subsidiary of the Dutch investment management firm Robeco Group N.V., which in turn is 100% owned by Cooperative Centrale Raiffeisen Boerenleenbank B.A. (also known as Rabobank).

In addition, in the sub-section entitled "Portfolio Management," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair

Compensation. The compensation of William Blair's portfolio managers, analysts, traders, marketers, and client service professionals is based on the firm's mission: "to achieve success for its clients." The portfolio managers, analysts, and traders who are principals of William Blair have compensation consisting of a base salary, a share of the firm's profits, and a discretionary bonus. Each principal's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. Non-principal portfolio managers are based upon the same factors, with the exception of their ownership interest in the firm.

Each portfolio manager and analyst is measured by his or her contribution to the overall research effort of the department and the team. This includes quality of research ideas, securities they bring to the portfolio and its overall performance. We do not use a quantitative or formulaic model to determine compensation. The compensation process is based on a qualitative assessment rather than a formula. Team members do not receive any direct compensation based upon the performance of any individual client account. Asset growth is one of the multiple factors that could be considered in the qualitative assessment.

Ownership of Fund Shares. As of the end of the Small Cap and Small/Mid Equity Funds' most recently completed fiscal year, William Blair's portfolio managers did not beneficially own any shares of the Small Cap or Small/Mid Cap Equity Funds.

Other Accounts. As of October 31, 2010, in addition to the Small Cap and Small/Mid Cap Equity Funds, William Blair's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets	Number of Accounts		Total Assets
David S. Mitchell, CFA	0		$0		1		$2 million	2		$28 million
	0	*	$0	*	0	*	$0*	0	*	$0*
Mark T. Leslie, CFA	0		$0		1		$2 million	2		$28 million
	0	*	$0	*	0	*	$0*	0	*	$0*
Chad M. Kilmer, CFA	0		$0		1		$2 million	2		$28 million
	0	*	$0	*	0	*	$0*	0	*	$0*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. William Blair's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Small Cap and Small/Mid Cap Equity Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Small Cap and Small/Mid Cap Equity Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap and Small/Mid Cap Equity Funds. William Blair believes that it has designed policies and procedures to manage conflicts in an appropriate way.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' day-to-day management of the Small Cap and Small/Mid Cap Equity Funds. Because of their positions with the Small Cap and Small/Mid Cap Equity Funds, the portfolio managers know the size, timing and possible market impact of Small Cap and Small/Mid Cap Equity Fund trades. It is theoretically possible that William Blair's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap and Small/Mid Cap Equity Funds. However, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' management of the Small Cap and Small/Mid Cap Equity Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap and Small/Mid Cap Equity Funds. This conflict of interest may be exacerbated to the extent that William Blair or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap and Small/Mid Cap Equity Funds. Notwithstanding this theoretical conflict of interest, it is William Blair's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while William Blair's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap and Small/Mid Cap Equity Funds, such securities might not be suitable for the Small Cap and Small/Mid Cap Equity Funds given their investment objectives and related restrictions.

In the same sub-section, the paragraphs relating to Allianz Global Investors Capital LLC and Robeco Investment Management, Inc. are respectively replaced with the following:

AGI Capital

Compensation. SIMC pays AGI Capital a fee based on the assets under management of the Small Cap and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between AGI Capital and SIMC. For periods prior to July 1, 2010, the agreement was between SIMC and Oppenheimer Capital. AGI Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small/Mid Cap Equity Funds. The following information relates to the period ended November 30, 2010.

AGI Capital's compensation plan is designed specifically to be aligned with the interests of its clients. It aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, the firm offers both short- and long-term incentive plans.

Compensation and Investment Performance

Short-term incentive pools for investment teams are annual discretionary bonuses funded by the firm's revenue and allocated based on the performance of the strategies and the teams. The percentage allocated to an investment team is adjusted to reflect performance relative to the benchmark over a one-, three-, and five-year period (the timeframe may vary depending on the strategy). The team pools are then subjectively allocated to team members based on individual contributions to client accounts. This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan

A Long-Term Incentive Plan provides rewards to certain key staff and executives of AGI Capital and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan is based on the firm's operating earnings growth of both AGI Capital and Allianz Global Investors, has a three-year vesting schedule and is paid in cash upon vesting.

Ownership

Managing Directors at AGI Capital are eligible to participate in an ownership plan in which they are granted units that allow them to share in any growth in the underlying AGI Capital equity. The plan generally has a five-year vesting schedule.

The long-term components of our compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of the business.

Overall, AGI Capital believes that competitive compensation is essential to retaining top industry talent. With that in mind, it continually reevaluates the compensation policies against industry benchmarks. The goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms such as McLagan and ECS (Watson Wyatt Data Services).

Ownership of Fund Shares. As of the end of the Small Cap and Small/Mid Cap Equity Funds' most recently completed fiscal year, AGI Capital's portfolio managers did not beneficially own any shares of the Small Cap or Small/Mid Cap Equity Funds.

Other Accounts. As of November 30, 2010, in addition to the Small Cap and Small/Mid Cap Equity Funds, AGI Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Corelli	5	$641.8	0	$0	15	$425.8
Eric Sartorius (co-PM)	5	$641.8	0	$0	15	$425.8

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. AGI Capital's investment personnel, including each portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to the firm's Code of Ethics, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the firm's clients. A portfolio manager may also face other potential conflicts of interest in managing client accounts, including side by side management, cross trades, trade allocation and soft dollars.

The list above is not a complete description of every conflict that could be deemed to exist in managing client accounts; further information regarding such conflicts is available in the firm's Form ADV. To address these and other conflicts, AGI Capital has procedures in the firm's Compliance Manual that provide for the ethical resolution of conflicts of interest. The Compliance Manual is reviewed by the firm's Chief Compliance Officer on a periodic basis. Its provisions are enforced by the firm's Compliance Department and continuing education is provided to firm employees regarding its provisions.

Robeco

Compensation. SIMC pays Robeco a fee based on the assets under management of the Small Cap and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between Robeco and SIMC. Robeco pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small/Mid Cap Equity Funds. The following information relates to the period ended November 30, 2010.

All Robeco investment professionals receive a compensation package composed of an industry competitive base salary and a discretionary bonus. Key investment professionals are rewarded primarily for strong investment performance. Typically, bonuses are based upon a combination of one or more of the following four criteria:

1. Individual Contribution: a subjective evaluation of the professional's individual contribution based on the individual's goals and objectives established at the beginning of each year;

2. Product Investment Performance: the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return and the levels of assets;

3. Investment Team Performance: the financial results of the investment group; and

4. Firmwide Financial Performance: the overall financial performance of Robeco.

Ownership of Fund Shares. As of the end of the Small Cap and Small/Mid Cap Equity Funds' most recently completed fiscal year, Robeco's portfolio managers did not beneficially own any shares of the Small Cap or Small/Mid Cap Equity Funds.

Other Accounts. As of November 30, 2010, in addition to the Small Cap and Small/Mid Cap Equity Fund, Robeco's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (includes sub advisory assets)
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robeco WPG Small Cap Value Team (Richard Schuster and Gregory Weiss)	3	$220,298,660	2	$40,884,708	9	$413,089,808

One account is subject to performance fees and AUM was $70,537,803 for the period ending November 30, 2010.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap and Small/Mid Cap Equity Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts may include, but are not limited to, proprietary accounts, separately managed institutional and high net worth accounts, and pooled investment vehicles. The Other Accounts might have similar investment objectives as the Small Cap or Small/Mid Cap Equity Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap or Small/Mid Cap Equity Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Robeco does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Robeco believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap and Small/Mid Cap Equity Funds. Because of their positions with the Small Cap and Small/Mid Cap Equity Funds, the portfolio managers know the size, timing and possible market impact of Small Cap and Small/Mid Cap Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap or Small/Mid Cap Equity Funds. However, Robeco adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap and Small/Mid Cap Equity Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap and Small/Mid Cap Equity Funds. This conflict of interest may be exacerbated to the extent that Robeco or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap or Small/Mid Cap Equity Funds. Notwithstanding this theoretical conflict of interest, it is Robeco's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Robeco has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap or Small/Mid Cap Equity Funds, such securities might not be suitable for the Small Cap Small/Mid Cap Equity Funds given its investment objectives and related restrictions.

There are no other changes in the portfolio management of the Small Cap and Small/Mid Cap Equity Funds.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-709 (12/10)